UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2006

1.809096.102

EQU-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	817,200	$ 15,323
Gentex Corp.	1,498,924	23,848
Goodyear Tire & Rubber Co. (a)(d)	1,390,400	21,315
		60,486
Automobiles - 1.1%
General Motors Corp. (d)	464,100	16,206
Hyundai Motor Co.	516,290	41,972
Monaco Coach Corp.	454,000	5,421
Peugeot Citroen SA	721,900	41,474
Renault SA	464,600	54,350
Toyota Motor Corp. sponsored ADR	1,048,700	123,747
Winnebago Industries, Inc.	909,237	30,268
		313,438
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	4,229,000	38,568
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co. (a)	920,935	42,860
McDonald's Corp.	906,100	37,984
WMS Industries, Inc. (a)	606,000	21,410
Wyndham Worldwide Corp. (a)	688,660	20,315
		122,569
Household Durables - 1.4%
Beazer Homes USA, Inc.	414,500	17,964
KB Home	362,200	16,277
Lennar Corp. Class A	414,300	19,671
Newell Rubbermaid, Inc.	6,048,800	174,084
Sony Corp. sponsored ADR	927,600	38,013
Whirlpool Corp.	1,674,148	145,534
		411,543
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	2,176,764	48,041
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	3,516,100	85,793
Media - 4.8%
CBS Corp. Class B	2,453,559	71,006
Clear Channel Communications, Inc.	6,918,300	241,103
Comcast Corp. Class A	5,418,137	220,356
Discovery Holding Co. Class A (a)	715,925	10,624
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	827,900	$ 48,962
McGraw-Hill Companies, Inc.	101,700	6,526
News Corp. Class A	2,537,784	52,913
NTL, Inc.	1,979,250	53,499
The McClatchy Co. Class A	835,134	36,203
The New York Times Co. Class A (d)	2,255,655	54,519
The Reader's Digest Association, Inc. (non-vtg.)	3,608,507	51,890
The Walt Disney Co.	2,572,410	80,928
Time Warner, Inc.	13,915,890	278,457
Viacom, Inc. Class B (non-vtg.) (a)	3,983,859	155,052
Vivendi Universal SA	801,146	30,340
		1,392,378
Multiline Retail - 1.2%
Big Lots, Inc. (a)	481,025	10,140
Dollar Tree Stores, Inc. (a)	3,270,900	101,692
Family Dollar Stores, Inc.	2,597,700	76,502
Federated Department Stores, Inc.	2,643,600	116,080
Sears Holdings Corp. (a)	155,000	27,043
		331,457
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	827,400	36,422
Chico's FAS, Inc. (a)	2,063,300	49,375
Gap, Inc.	453,500	9,533
Home Depot, Inc.	4,605,300	171,916
OfficeMax, Inc.	352,300	16,762
RadioShack Corp.	5,254,600	93,742
Tiffany & Co., Inc.	872,335	31,160
		408,910
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	1,323,678	55,820
VF Corp.	90,631	6,889
		62,709
TOTAL CONSUMER DISCRETIONARY		3,275,892
CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	2,947,600	139,775
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
Rite Aid Corp.	4,382,832	$ 20,512
Wal-Mart Stores, Inc.	6,512,600	320,941
		341,453
Food Products - 0.5%
Hershey Co.	412,500	21,825
Kraft Foods, Inc. Class A (d)	2,782,000	95,701
Tyson Foods, Inc. Class A	2,011,000	29,059
		146,585
Household Products - 1.3%
Colgate-Palmolive Co.	4,027,000	257,607
Kimberly-Clark Corp.	880,800	58,591
Procter & Gamble Co.	1,247,918	79,105
		395,303
Personal Products - 0.7%
Avon Products, Inc.	6,521,700	198,325
Tobacco - 1.1%
Altria Group, Inc.	4,115,500	334,714
TOTAL CONSUMER STAPLES		1,556,155
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	2,653,500	183,224
Halliburton Co.	2,630,100	85,084
Noble Corp.	1,556,680	109,123
Schlumberger Ltd. (NY Shares)	5,557,200	350,548
		727,979
Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	1,416,910	92,553
BP PLC sponsored ADR	1,557,004	104,475
Chevron Corp.	5,866,182	394,207
ConocoPhillips	2,772,500	167,015
Double Hull Tankers, Inc.	509,200	7,170
El Paso Corp.	1,810,000	24,797
EOG Resources, Inc.	1,213,200	80,714
Exxon Mobil Corp.	20,945,774	1,495,953
Hess Corp.	1,290,700	54,726
Lukoil Oil Co. sponsored ADR	671,400	54,853
Occidental Petroleum Corp.	1,675,000	78,625
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA sponsored ADR	3,327,802	$ 226,756
Williams Companies, Inc.	1,365,500	33,359
		2,815,203
TOTAL ENERGY		3,543,182
FINANCIALS - 27.8%
Capital Markets - 4.1%
Ameriprise Financial, Inc.	1,208,000	62,212
Bank of New York Co., Inc.	6,375,834	219,137
KKR Private Equity Investors, LP	1,641,400	36,357
KKR Private Equity Investors, LP Restricted Depository Units (f)	1,714,600	37,978
Mellon Financial Corp.	3,177,200	123,275
Merrill Lynch & Co., Inc.	2,965,000	259,200
Morgan Stanley	4,352,460	332,659
Nomura Holdings, Inc.	2,261,500	39,848
State Street Corp.	1,109,897	71,289
		1,181,955
Commercial Banks - 4.3%
Barclays PLC Sponsored ADR	1,030,700	55,977
HSBC Holdings PLC sponsored ADR	206,500	19,715
KeyCorp	1,768,000	65,664
Kookmin Bank sponsored ADR	200,000	15,872
Lloyds TSB Group PLC	5,140,501	54,862
Marshall & Ilsley Corp.	1,006,700	48,261
PNC Financial Services Group, Inc.	773,400	54,161
Royal Bank of Scotland Group PLC	1,452,309	51,749
U.S. Bancorp, Delaware	3,603,502	121,943
Wachovia Corp.	7,708,018	427,795
Wells Fargo & Co.	9,417,436	341,759
		1,257,758
Consumer Finance - 0.5%
American Express Co.	2,040,000	117,932
Capital One Financial Corp.	490,400	38,903
		156,835
Diversified Financial Services - 8.2%
Bank of America Corp.	17,841,145	961,102
Citigroup, Inc.	13,957,185	700,092
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
FirstRand Ltd.	17,393,445	$ 45,501
JPMorgan Chase & Co.	14,164,249	671,952
		2,378,647
Insurance - 7.5%
ACE Ltd.	5,167,446	295,836
Allianz AG sponsored ADR	2,574,300	47,856
Allstate Corp.	2,621,100	160,831
American International Group, Inc.	11,396,857	765,527
Genworth Financial, Inc. Class A (non-vtg.)	292,600	9,785
Hartford Financial Services Group, Inc.	2,215,300	193,108
MetLife, Inc. unit	2,020,300	59,841
Montpelier Re Holdings Ltd.	2,905,200	51,567
PartnerRe Ltd.	1,180,680	82,553
Swiss Reinsurance Co. (Reg.)	780,344	63,975
The St. Paul Travelers Companies, Inc.	5,656,090	289,196
Willis Group Holdings Ltd.	2,278,600	86,655
XL Capital Ltd. Class A	1,010,680	71,303
		2,178,033
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	934,400	56,905
Equity Office Properties Trust	1,349,070	57,335
Equity Residential (SBI)	1,318,400	71,998
		186,238
Thrifts & Mortgage Finance - 2.6%
Countrywide Financial Corp.	1,031,300	39,313
Fannie Mae	7,159,900	424,296
Freddie Mac	2,928,700	202,051
Sovereign Bancorp, Inc.	3,256,300	77,695
		743,355
TOTAL FINANCIALS		8,082,821
HEALTH CARE - 7.4%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	5,678,197	261,027
Boston Scientific Corp. (a)	4,479,300	71,266
		332,293
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
Omnicare, Inc.	671,800	$ 25,448
UnitedHealth Group, Inc.	638,953	31,168
		56,616
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	5,361,500	132,697
Johnson & Johnson	4,872,100	328,380
Merck & Co., Inc.	5,244,700	238,214
Novartis AG sponsored ADR	1,112,600	67,568
Pfizer, Inc.	20,198,700	538,295
Schering-Plough Corp.	7,998,600	177,089
Wyeth	5,422,400	276,705
		1,758,948
TOTAL HEALTH CARE		2,147,857
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.9%
General Dynamics Corp.	258,400	18,372
Honeywell International, Inc.	6,227,350	262,296
Lockheed Martin Corp.	1,278,500	111,140
The Boeing Co.	495,300	39,555
United Technologies Corp.	2,056,660	135,164
		566,527
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	536,300	40,410
Airlines - 0.1%
UAL Corp. (a)	676,994	24,331
Building Products - 0.3%
Masco Corp.	2,781,747	76,915
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	2,537,500	95,106
Electrical Equipment - 0.4%
Emerson Electric Co.	1,214,200	102,478
Industrial Conglomerates - 3.1%
3M Co.	1,410,400	111,196
General Electric Co.	11,522,650	404,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	660,300	$ 60,041
Tyco International Ltd.	10,847,561	319,244
		895,041
Machinery - 2.3%
Briggs & Stratton Corp.	2,375,912	60,562
Caterpillar, Inc.	1,204,500	73,125
Deere & Co.	379,800	32,332
Dover Corp.	2,780,800	132,088
Eaton Corp.	400,800	29,030
Illinois Tool Works, Inc.	725,200	34,759
Ingersoll-Rand Co. Ltd. Class A	3,154,592	115,805
Navistar International Corp. (a)	1,615,600	44,801
SPX Corp.	2,729,385	156,994
		679,496
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	2,265,800	175,667
Laidlaw International, Inc.	649,300	18,836
Union Pacific Corp.	702,700	63,686
		258,189
TOTAL INDUSTRIALS		2,738,493
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	6,084,600	146,821
Lucent Technologies, Inc. (a)	12,106,400	29,419
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	3
Motorola, Inc.	4,406,070	101,604
Nortel Networks Corp. (a)	4,640,700	10,349
		288,196
Computers & Peripherals - 2.6%
EMC Corp. (a)	7,544,100	92,415
Hewlett-Packard Co.	7,096,561	274,921
Imation Corp.	826,000	37,806
International Business Machines Corp.	3,152,800	291,098
Sun Microsystems, Inc. (a)	9,038,400	49,079
		745,319
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	2,247,100	$ 79,997
Arrow Electronics, Inc. (a)	1,876,900	56,025
Avnet, Inc. (a)	3,820,600	90,472
Solectron Corp. (a)	13,619,800	45,490
		271,984
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	2,271,700	59,837
IT Services - 0.3%
MoneyGram International, Inc.	2,184,309	74,725
Western Union Co. (a)	721,700	15,913
		90,638
Office Electronics - 0.6%
Xerox Corp. (a)	9,488,898	161,311
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	3,509,000	111,656
Applied Materials, Inc.	6,259,900	108,860
Freescale Semiconductor, Inc.:
Class A (a)	43,100	1,697
Class B (a)	3,169,183	124,644
Intel Corp.	10,668,360	227,663
Micron Technology, Inc. (a)	3,936,900	56,888
National Semiconductor Corp.	2,271,564	55,176
Novellus Systems, Inc. (a)	403,000	11,143
Samsung Electronics Co. Ltd.	70,830	45,930
Teradyne, Inc. (a)	1,882,800	26,397
		770,054
Software - 1.3%
Autodesk, Inc. (a)	826,000	30,356
Microsoft Corp.	8,137,100	233,616
Oracle Corp. (a)	1,750,300	32,328
Symantec Corp. (a)	3,608,900	71,601
		367,901
TOTAL INFORMATION TECHNOLOGY		2,755,240
MATERIALS - 4.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	1,512,900	105,404
Arkema (a)	29,314	1,431
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Arkema sponsored ADR (a)(d)	582,570	$ 28,196
Ashland, Inc.	858,800	50,755
Bayer AG sponsored ADR	650,800	32,664
Celanese Corp. Class A	1,635,400	33,706
Chemtura Corp.	5,006,665	42,957
Dow Chemical Co.	1,804,000	73,585
E.I. du Pont de Nemours & Co.	2,080,000	95,264
Georgia Gulf Corp. (e)	1,882,760	40,272
Lyondell Chemical Co.	3,254,511	83,543
PolyOne Corp. (a)	2,729,700	22,384
Rohm & Haas Co.	404,344	20,953
Tronox, Inc. Class B	448,347	5,864
		636,978
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp.	6,325,821	67,433
Metals & Mining - 1.0%
Alcan, Inc.	1,482,700	69,562
Alcoa, Inc.	5,744,676	166,079
Phelps Dodge Corp.	446,400	44,810
		280,451
Paper & Forest Products - 0.6%
International Paper Co.	2,674,000	89,178
Weyerhaeuser Co.	1,273,500	80,982
		170,160
TOTAL MATERIALS		1,155,022
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	18,031,944	617,594
BellSouth Corp.	10,947,401	493,728
Qwest Communications International, Inc. (a)	14,226,800	122,777
Telkom SA Ltd. sponsored ADR	669,800	49,337
Verizon Communications, Inc.	9,268,344	342,929
		1,626,365
Wireless Telecommunication Services - 0.8%
MTN Group Ltd.	1,288,400	11,719
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.	8,409,700	$ 157,177
Vodafone Group PLC sponsored ADR	3,039,225	78,564
		247,460
TOTAL TELECOMMUNICATION SERVICES		1,873,825
UTILITIES - 3.3%
Electric Utilities - 0.7%
Entergy Corp.	1,597,100	137,079
Exelon Corp.	1,033,800	64,075
		201,154
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	3,985,300	87,637
TXU Corp.	1,920,822	121,261
		208,898
Multi-Utilities - 1.9%
Dominion Resources, Inc.	2,359,400	191,088
Duke Energy Corp.	2,212,100	69,991
Public Service Enterprise Group, Inc.	2,288,000	139,682
Wisconsin Energy Corp.	3,131,900	143,879
		544,640
TOTAL UTILITIES		954,692
TOTAL COMMON STOCKS (Cost $19,874,159)		28,083,179
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	33,722
General Motors Corp.:
Series B, 5.25%	863,700	17,784
Series C, 6.25%	577,800	13,757
		65,263
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	$ 18,691
TOTAL CONSUMER DISCRETIONARY		83,954
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	323,900	8,052
Travelers Property Casualty Corp. 4.50%	500,000	13,012
XL Capital Ltd. 6.50%	1,137,200	25,962
		47,026
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	23,593
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	4,636
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $179,613)		159,209
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 8,460	9,232
Media - 0.2%
Liberty Media Corp. 3.5% 1/15/31 (f)	24,460	25,744
News America, Inc. liquid yield option note 0% 2/28/21 (f)	49,080	29,141
		54,885
TOTAL CONSUMER DISCRETIONARY		64,117
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	21,090	26,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	$ 11,750	$ 16,159
TOTAL INDUSTRIALS		42,943
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	15,130	17,929
5.25% 12/15/11 (f)	28,080	42,115
5.25% 12/15/11	9,750	14,623
		74,667
TOTAL CONVERTIBLE BONDS		181,727
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	26,959
TOTAL CORPORATE BONDS (Cost $186,191)		208,686
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 5.34% (b)	572,435,195	572,435
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	120,966,275	120,966
TOTAL MONEY MARKET FUNDS (Cost $693,401)		693,401
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $20,933,364)		29,144,475
NET OTHER ASSETS - (0.2)%		(58,180)
NET ASSETS - 100%		$ 29,086,295
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,762,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,947
Fidelity Securities Lending Cash Central Fund	2,275
Total	$ 14,222
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Lots, Inc.	$ 76,149	$ -	$ 94,539	$ -	$ -
Georgia Gulf Corp.	58,050	5,082	-	422	40,272
SPX Corp.	170,978	-	47,374	2,468	-
Total	$ 305,177	$ 5,082	$ 141,913	$ 2,890	$ 40,272
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $20,945,984,000. Net unrealized appreciation aggregated $8,198,491,000, of which $8,986,226,000 related to appreciated investment securities and $787,735,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

October 31, 2006

1.809091.102

LCG-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.7%
Thor Industries, Inc.	25,500	$ 1,117,410
Distributors - 1.1%
Building Materials Holding Corp.	70,500	1,837,230
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	50,400	2,112,768
Penn National Gaming, Inc. (a)	15,831	578,940
Pinnacle Entertainment, Inc. (a)	18,700	565,862
		3,257,570
Household Durables - 1.8%
D.R. Horton, Inc.	96,100	2,251,623
Ryland Group, Inc.	19,400	891,042
		3,142,665
Multiline Retail - 1.0%
JCPenney Co., Inc.	16,500	1,241,295
Kohl's Corp. (a)	6,500	458,900
		1,700,195
Specialty Retail - 6.2%
AnnTaylor Stores Corp. (a)	58,800	2,588,376
Best Buy Co., Inc.	86,900	4,801,225
Circuit City Stores, Inc.	69,100	1,864,318
The Men's Wearhouse, Inc.	35,600	1,418,660
		10,672,579
Textiles, Apparel & Luxury Goods - 0.5%
Wolverine World Wide, Inc.	31,100	881,996
TOTAL CONSUMER DISCRETIONARY		22,609,645
CONSUMER STAPLES - 9.2%
Beverages - 1.9%
Hansen Natural Corp. (a)(d)	104,350	3,313,113
Food & Staples Retailing - 3.6%
CVS Corp.	131,700	4,132,746
Wal-Mart Stores, Inc.	40,100	1,976,128
		6,108,874
Food Products - 0.6%
Archer-Daniels-Midland Co.	26,200	1,008,700
Tobacco - 3.1%
Altria Group, Inc.	59,900	4,871,667
Loews Corp. - Carolina Group	7,900	456,778
		5,328,445
TOTAL CONSUMER STAPLES		15,759,132
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Exxon Mobil Corp.	7,500	535,650
Sunoco, Inc.	38,800	2,565,844

	Shares	Value
Tesoro Corp.	52,000	$ 3,324,880
Valero Energy Corp.	19,600	1,025,668
		7,452,042
FINANCIALS - 7.6%
Capital Markets - 4.1%
Goldman Sachs Group, Inc.	12,000	2,277,480
Knight Capital Group, Inc. Class A (a)	77,200	1,439,780
Merrill Lynch & Co., Inc.	36,900	3,225,798
		6,943,058
Commercial Banks - 0.5%
Wells Fargo & Co.	24,800	899,992
Insurance - 2.3%
ACE Ltd.	45,000	2,576,250
The Chubb Corp.	26,900	1,429,735
		4,005,985
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	23,100	1,231,230
TOTAL FINANCIALS		13,080,265
HEALTH CARE - 17.4%
Biotechnology - 10.5%
Amgen, Inc. (a)	32,800	2,489,848
Amylin Pharmaceuticals, Inc. (a)	9,000	395,640
Biogen Idec, Inc. (a)	83,100	3,955,560
Genentech, Inc. (a)	68,000	5,664,400
Gilead Sciences, Inc. (a)	80,200	5,525,780
		18,031,228
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	26,100	1,199,817
Health Care Providers & Services - 2.9%
Humana, Inc. (a)	16,400	984,000
UnitedHealth Group, Inc.	79,500	3,878,010
		4,862,010
Pharmaceuticals - 3.3%
Endo Pharmaceuticals Holdings, Inc. (a)	38,400	1,095,936
Johnson & Johnson	43,200	2,911,680
Merck & Co., Inc.	17,000	772,140
Sepracor, Inc. (a)	16,700	864,392
		5,644,148
TOTAL HEALTH CARE		29,737,203
INDUSTRIALS - 13.8%
Electrical Equipment - 0.9%
Energy Conversion Devices, Inc. (a)	40,400	1,486,316
Industrial Conglomerates - 0.4%
General Electric Co.	21,990	772,069
Machinery - 8.9%
Bucyrus International, Inc. Class A	19,700	825,430
Caterpillar, Inc.	26,400	1,602,744
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. (d)	126,161	$ 4,934,157
Manitowoc Co., Inc.	92,100	5,054,448
Terex Corp. (a)	54,595	2,825,837
		15,242,616
Road & Rail - 3.6%
Burlington Northern Santa Fe Corp.	13,900	1,077,667
CSX Corp.	65,700	2,343,519
Norfolk Southern Corp.	13,850	728,095
Swift Transportation Co., Inc. (a)	81,600	2,052,240
		6,201,521
TOTAL INDUSTRIALS		23,702,522
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	150,000	3,619,500
Motorola, Inc.	80,800	1,863,248
		5,482,748
Computers & Peripherals - 12.3%
Apple Computer, Inc. (a)	83,200	6,745,855
Brocade Communications Systems, Inc. (a)	315,100	2,555,461
Hewlett-Packard Co.	60,100	2,328,274
Network Appliance, Inc. (a)	20,500	748,250
SanDisk Corp. (a)	20,892	1,004,905
Seagate Technology	128,300	2,897,014
Western Digital Corp. (a)	259,800	4,749,144
		21,028,903
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	2,300	1,095,697
Semiconductors & Semiconductor Equipment - 9.7%
Cymer, Inc. (a)	115,500	5,351,115
Intersil Corp. Class A	22,500	527,625
Lam Research Corp. (a)	84,200	4,163,690
Marvell Technology Group Ltd. (a)	140,200	2,562,856
MEMC Electronic Materials, Inc. (a)	59,900	2,126,450
NVIDIA Corp. (a)	53,400	1,862,058
		16,593,794
Software - 1.3%
Microsoft Corp.	78,600	2,256,606
TOTAL INFORMATION TECHNOLOGY		46,457,748
MATERIALS - 4.5%
Metals & Mining - 4.5%
Allegheny Technologies, Inc. (d)	73,000	5,747,290
Titanium Metals Corp. (a)	66,475	1,959,683
		7,706,973

	Shares	Value
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	40,500	$ 1,387,125
UTILITIES - 0.8%
Gas Utilities - 0.5%
Questar Corp.	10,400	847,392
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	18,800	413,411
TXU Corp.	2,500	157,825
		571,236
TOTAL UTILITIES		1,418,628
TOTAL COMMON STOCKS (Cost $157,431,620)		169,311,283
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 5.34% (b)	2,882,044	2,882,044
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	9,572,819	9,572,819
TOTAL MONEY MARKET FUNDS (Cost $12,454,863)		12,454,863
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $169,886,483)	181,766,146
NET OTHER ASSETS - (6.1)%	(10,441,480)
NET ASSETS - 100%	$ 171,324,666
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,290
Fidelity Securities Lending Cash Central Fund	18,660
Total	$ 133,950
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $171,057,336. Net unrealized appreciation aggregated $10,708,810, of which $18,101,632 related to appreciated investment securities and $7,392,822 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

October 31, 2006

1.809080.102

LCV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	350,600	$ 14,697,152
Media - 2.6%
Comcast Corp. Class A	167,600	6,816,292
News Corp. Class A	636,300	13,266,855
The Walt Disney Co.	352,800	11,099,088
		31,182,235
Multiline Retail - 1.8%
Dillard's, Inc. Class A	198,500	5,988,745
Family Dollar Stores, Inc.	109,000	3,210,050
Federated Department Stores, Inc.	153,700	6,748,967
JCPenney Co., Inc.	77,700	5,845,371
		21,793,133
Specialty Retail - 3.3%
AnnTaylor Stores Corp. (a)	394,600	17,370,292
OfficeMax, Inc.	325,500	15,487,290
Sherwin-Williams Co.	109,600	6,491,608
		39,349,190
TOTAL CONSUMER DISCRETIONARY		107,021,710
CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)	217,700	6,237,105
CVS Corp.	199,600	6,263,448
Kroger Co.	507,200	11,406,928
Safeway, Inc.	180,600	5,302,416
		29,209,897
Food Products - 2.4%
Archer-Daniels-Midland Co.	339,100	13,055,350
Corn Products International, Inc.	180,500	6,532,295
General Mills, Inc.	158,800	9,023,016
		28,610,661
Household Products - 1.5%
Colgate-Palmolive Co.	106,400	6,806,408
Energizer Holdings, Inc. (a)	77,600	6,064,440
Procter & Gamble Co.	75,700	4,798,623
		17,669,471
Tobacco - 1.1%
Altria Group, Inc.	85,700	6,969,981
UST, Inc.	118,800	6,362,928
		13,332,909
TOTAL CONSUMER STAPLES		88,822,938
ENERGY - 13.5%
Energy Equipment & Services - 0.3%
Superior Energy Services, Inc. (a)	130,300	4,078,390

	Shares	Value
Oil, Gas & Consumable Fuels - 13.2%
Anadarko Petroleum Corp.	330,800	$ 15,355,736
Chevron Corp.	31,300	2,103,360
Exxon Mobil Corp.	1,070,900	76,483,677
Marathon Oil Corp.	274,000	23,673,600
Occidental Petroleum Corp.	206,800	9,707,192
Sunoco, Inc.	191,200	12,644,056
Tesoro Corp.	290,900	18,600,146
		158,567,767
TOTAL ENERGY		162,646,157
FINANCIALS - 35.5%
Capital Markets - 5.2%
Ameriprise Financial, Inc.	152,900	7,874,350
Goldman Sachs Group, Inc.	15,800	2,998,682
Lehman Brothers Holdings, Inc.	81,200	6,320,608
Mellon Financial Corp.	132,400	5,137,120
Merrill Lynch & Co., Inc.	131,000	11,452,020
Morgan Stanley	240,100	18,350,843
Raymond James Financial, Inc.	317,150	10,104,399
		62,238,022
Commercial Banks - 3.2%
U.S. Bancorp, Delaware	132,700	4,490,568
Wachovia Corp.	300,200	16,661,100
Wells Fargo & Co.	493,120	17,895,325
		39,046,993
Diversified Financial Services - 9.9%
Bank of America Corp.	770,900	41,528,383
Citigroup, Inc.	624,760	31,337,962
JPMorgan Chase & Co.	983,100	46,638,264
		119,504,609
Insurance - 13.3%
ACE Ltd.	129,100	7,390,975
AMBAC Financial Group, Inc.	119,500	9,977,055
American Financial Group, Inc., Ohio	91,300	4,369,618
American International Group, Inc.	164,900	11,076,333
Assurant, Inc.	145,700	7,672,562
Cincinnati Financial Corp.	243,000	11,092,950
Fidelity National Financial, Inc.	46,000	1,025,800
Fidelity National Title Group, Inc. Class A	48,195	1,060,772
Genworth Financial, Inc. Class A (non-vtg.)	396,200	13,248,928
HCC Insurance Holdings, Inc.	514,000	17,301,240
MetLife, Inc.	121,000	6,912,730
Philadelphia Consolidated Holdings Corp. (a)	292,567	11,445,221
Prudential Financial, Inc.	71,800	5,523,574
Reinsurance Group of America, Inc.	110,900	6,254,760
SAFECO Corp.	250,400	14,570,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	342,900	$ 18,225,135
W.R. Berkley Corp.	340,500	12,550,830
		159,699,259
Real Estate Investment Trusts - 1.3%
AMB Property Corp. (SBI)	98,400	5,747,544
iStar Financial, Inc.	131,600	6,097,028
Taubman Centers, Inc.	85,300	4,000,570
		15,845,142
Thrifts & Mortgage Finance - 2.6%
Fannie Mae	217,100	12,865,346
Radian Group, Inc.	338,200	18,026,060
The PMI Group, Inc.	16,800	716,520
		31,607,926
TOTAL FINANCIALS		427,941,951
HEALTH CARE - 7.1%
Health Care Providers & Services - 2.5%
Aetna, Inc. (d)	282,300	11,636,406
AmerisourceBergen Corp.	154,900	7,311,280
Humana, Inc. (a)	49,600	2,976,000
McKesson Corp.	162,100	8,119,589
		30,043,275
Health Care Technology - 0.4%
Emdeon Corp. (a)	470,900	5,485,985
Pharmaceuticals - 4.2%
Merck & Co., Inc.	647,000	29,386,740
Pfizer, Inc.	624,600	16,645,590
Wyeth	90,800	4,633,524
		50,665,854
TOTAL HEALTH CARE		86,195,114
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	110,300	7,842,330
Honeywell International, Inc.	149,200	6,284,304
Precision Castparts Corp.	61,700	4,199,302
Raytheon Co.	325,000	16,233,750
		34,559,686
Industrial Conglomerates - 0.7%
General Electric Co.	257,900	9,054,869
Machinery - 2.3%
Cummins, Inc. (d)	45,900	5,828,382
Manitowoc Co., Inc.	233,000	12,787,040
Terex Corp. (a)	181,400	9,389,264
		28,004,686

	Shares	Value
Road & Rail - 1.1%
CSX Corp.	364,600	$ 13,005,282
TOTAL INDUSTRIALS		84,624,523
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 1.3%
Motorola, Inc.	675,100	15,567,806
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	591,400	22,910,836
Software - 0.2%
BMC Software, Inc. (a)	93,200	2,824,892
TOTAL INFORMATION TECHNOLOGY		41,303,534
MATERIALS - 3.9%
Chemicals - 0.7%
Albemarle Corp.	57,000	3,706,710
Rohm & Haas Co.	79,700	4,130,054
		7,836,764
Metals & Mining - 3.2%
Alcoa, Inc.	200,800	5,805,128
Carpenter Technology Corp.	75,800	8,109,842
Commercial Metals Co.	175,600	4,672,716
Nucor Corp.	216,300	12,634,083
Phelps Dodge Corp.	78,500	7,879,830
		39,101,599
TOTAL MATERIALS		46,938,363
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	672,800	23,043,400
BellSouth Corp.	579,700	26,144,470
CenturyTel, Inc.	66,500	2,675,960
Qwest Communications International, Inc. (a)	1,293,300	11,161,179
Verizon Communications, Inc.	172,800	6,393,600
		69,418,609
UTILITIES - 5.8%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a)	138,900	5,976,867
DPL, Inc.	160,700	4,615,304
Edison International	280,500	12,465,420
FirstEnergy Corp.	64,800	3,813,480
PPL Corp.	135,200	4,667,104
		31,538,175
Gas Utilities - 0.5%
Questar Corp.	71,300	5,809,524
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	820,100	$ 18,033,999
TXU Corp.	189,800	11,982,074
		30,016,073
Multi-Utilities - 0.2%
PG&E Corp.	58,930	2,542,240
TOTAL UTILITIES		69,906,012
TOTAL COMMON STOCKS (Cost $1,064,426,945)		1,184,818,911
Investment Companies - 1.1%

iShares Russell 1000 Value Index Fund (Cost $13,176,893)	165,700	13,163,208
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 5.34% (b)	24,789,512	24,789,512
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	10,351,775	10,351,775
TOTAL MONEY MARKET FUNDS (Cost $35,141,287)		35,141,287
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,112,745,125)	1,233,123,406
NET OTHER ASSETS - (2.3)%	(28,103,141)
NET ASSETS - 100%	$ 1,205,020,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 420,070
Fidelity Securities Lending Cash Central Fund	9,489
Total	$ 429,559
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,115,476,527. Net unrealized appreciation aggregated $117,646,879, of which $125,300,844 related to appreciated investment securities and $7,653,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2006

1.809081.102

MCG-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Automobiles - 1.1%
Thor Industries, Inc.	104,800	$ 4,592,336
Distributors - 1.4%
Building Materials Holding Corp. (d)	228,671	5,959,166
Diversified Consumer Services - 0.3%
Career Education Corp. (a)	50,100	1,116,228
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	24,200	1,013,980
International Game Technology	33,500	1,424,085
Penn National Gaming, Inc. (a)	140,254	5,129,089
The Cheesecake Factory, Inc. (a)	30,700	867,275
Yum! Brands, Inc.	37,100	2,205,966
		10,640,395
Household Durables - 3.3%
D.R. Horton, Inc.	278,266	6,519,772
Harman International Industries, Inc.	24,600	2,517,810
Ryland Group, Inc. (d)	116,900	5,369,217
		14,406,799
Media - 0.2%
EchoStar Communications Corp. Class A (a)	26,357	936,201
Multiline Retail - 4.0%
JCPenney Co., Inc.	146,800	11,043,764
Nordstrom, Inc.	138,900	6,576,915
		17,620,679
Specialty Retail - 7.5%
Abercrombie & Fitch Co. Class A	12,400	950,460
AnnTaylor Stores Corp. (a)(d)	187,200	8,240,544
Bed Bath & Beyond, Inc. (a)	45,800	1,845,282
Circuit City Stores, Inc.	319,300	8,614,714
Ross Stores, Inc.	16,200	476,766
The Men's Wearhouse, Inc.	141,200	5,626,820
TJX Companies, Inc.	116,400	3,369,780
Tween Brands, Inc. (a)	46,300	1,936,266
Urban Outfitters, Inc. (a)	99,800	1,746,500
		32,807,132
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	25,900	1,446,256
Wolverine World Wide, Inc.	98,600	2,796,296
		4,242,552
TOTAL CONSUMER DISCRETIONARY		92,321,488
CONSUMER STAPLES - 3.5%
Beverages - 2.3%
Hansen Natural Corp. (a)(d)	322,081	10,226,072
Food & Staples Retailing - 0.2%
Kroger Co.	37,500	843,375
Food Products - 0.1%
Seaboard Corp.	190	268,280

	Shares	Value
Tobacco - 0.9%
Loews Corp. - Carolina Group	21,400	$ 1,237,348
UST, Inc.	49,000	2,624,440
		3,861,788
TOTAL CONSUMER STAPLES		15,199,515
ENERGY - 8.3%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	6,000	415,380
FMC Technologies, Inc. (a)	11,000	664,950
National Oilwell Varco, Inc. (a)	11,300	682,520
Patterson-UTI Energy, Inc.	49,500	1,148,400
Smith International, Inc.	39,900	1,575,252
TODCO Class A (a)	41,200	1,406,156
		5,892,658
Oil, Gas & Consumable Fuels - 6.9%
CONSOL Energy, Inc.	25,800	913,062
Frontier Oil Corp.	178,700	5,253,780
Giant Industries, Inc. (a)	19,400	1,571,012
Holly Corp.	115,800	5,507,448
Newfield Exploration Co. (a)	10,600	432,374
Sunoco, Inc.	140,000	9,258,200
Tesoro Corp.	112,700	7,206,038
		30,141,914
TOTAL ENERGY		36,034,572
FINANCIALS - 8.2%
Capital Markets - 2.9%
Jefferies Group, Inc.	94,000	2,700,620
Knight Capital Group, Inc. Class A (a)	186,500	3,478,225
Northern Trust Corp.	58,620	3,442,166
T. Rowe Price Group, Inc.	58,900	2,786,559
		12,407,570
Commercial Banks - 0.1%
Synovus Financial Corp.	15,500	455,390
Insurance - 1.1%
AMBAC Financial Group, Inc.	12,800	1,068,672
Philadelphia Consolidated Holdings Corp. (a)	93,400	3,653,808
Reinsurance Group of America, Inc.	2,500	141,000
		4,863,480
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	32,100	740,226
Public Storage, Inc.	6,200	556,202
SL Green Realty Corp.	10,900	1,319,445
		2,615,873
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	57,600	1,729,728
Jones Lang LaSalle, Inc.	51,700	4,756,400
		6,486,128
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.0%
Hudson City Bancorp, Inc.	80,500	$ 1,105,265
IndyMac Bancorp, Inc.	10,700	486,315
People's Bank, Connecticut	37,300	1,518,110
Radian Group, Inc.	104,700	5,580,510
		8,690,200
TOTAL FINANCIALS		35,518,641
HEALTH CARE - 13.7%
Biotechnology - 4.4%
Amylin Pharmaceuticals, Inc. (a)	71,700	3,151,932
Biogen Idec, Inc. (a)	39,900	1,899,240
Celgene Corp. (a)	115,600	6,177,664
Gilead Sciences, Inc. (a)	68,600	4,726,540
MedImmune, Inc. (a)	19,700	631,188
United Therapeutics Corp. (a)	43,700	2,615,445
		19,202,009
Health Care Equipment & Supplies - 2.6%
DENTSPLY International, Inc.	35,000	1,094,800
Hologic, Inc. (a)	21,800	1,049,670
Immucor, Inc. (a)	77,200	2,125,316
ResMed, Inc. (a)	11,200	492,688
Respironics, Inc. (a)	35,077	1,238,920
Varian Medical Systems, Inc. (a)	96,500	5,293,990
		11,295,384
Health Care Providers & Services - 2.8%
CIGNA Corp.	19,900	2,327,902
Express Scripts, Inc. (a)	8,600	547,992
Health Net, Inc. (a)	102,500	4,254,775
Humana, Inc. (a)	28,000	1,680,000
Lincare Holdings, Inc. (a)	48,400	1,624,304
Manor Care, Inc.	38,000	1,823,620
		12,258,593
Life Sciences Tools & Services - 1.6%
Pharmaceutical Product Development, Inc.	221,400	7,007,310
Pharmaceuticals - 2.3%
Adams Respiratory Therapeutics, Inc. (a)	24,800	1,068,880
Barr Pharmaceuticals, Inc. (a)	43,000	2,251,910
Endo Pharmaceuticals Holdings, Inc. (a)	50,100	1,429,854
Forest Laboratories, Inc. (a)	86,600	4,238,204
Impax Laboratories, Inc. (a)	2,500	17,500
Sepracor, Inc. (a)	21,700	1,123,192
		10,129,540
TOTAL HEALTH CARE		59,892,836

	Shares	Value
INDUSTRIALS - 14.1%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	59,669	$ 2,490,584
Expeditors International of Washington, Inc.	22,500	1,066,725
		3,557,309
Airlines - 0.8%
AMR Corp. (a)	89,500	2,536,430
Southwest Airlines Co.	63,200	949,896
		3,486,326
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	21,600	789,480
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	15,100	1,140,654
Electrical Equipment - 1.7%
Energy Conversion Devices, Inc. (a)	99,000	3,642,210
Rockwell Automation, Inc.	61,700	3,825,400
		7,467,610
Machinery - 8.8%
Bucyrus International, Inc. Class A	51,100	2,141,090
Cummins, Inc.	3,600	457,128
Joy Global, Inc.	339,100	13,262,201
Manitowoc Co., Inc.	223,270	12,253,058
Terex Corp. (a)	109,700	5,678,072
Trinity Industries, Inc.	132,900	4,792,374
		38,583,923
Road & Rail - 1.1%
Swift Transportation Co., Inc. (a)	186,500	4,690,475
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. Class A	41,400	1,694,088
TOTAL INDUSTRIALS		61,409,865
INFORMATION TECHNOLOGY - 19.9%
Computers & Peripherals - 9.7%
Apple Computer, Inc. (a)	112,500	9,121,500
Brocade Communications Systems, Inc. (a)	797,900	6,470,969
Komag, Inc. (a)(d)	10,100	386,325
Network Appliance, Inc. (a)	133,506	4,872,969
Palm, Inc. (a)	79,700	1,223,395
Seagate Technology (d)	337,291	7,616,031
Western Digital Corp. (a)	688,300	12,582,124
		42,273,313
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	7,400	557,072
Paychex, Inc.	35,800	1,413,384
		1,970,456
Semiconductors & Semiconductor Equipment - 8.4%
Cymer, Inc. (a)	287,400	13,315,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	44,700	$ 1,048,215
Intevac, Inc. (a)	17,250	356,730
Lam Research Corp. (a)	240,261	11,880,906
Marvell Technology Group Ltd. (a)	281,800	5,151,304
MEMC Electronic Materials, Inc. (a)	140,900	5,001,950
		36,754,347
Software - 1.3%
FactSet Research Systems, Inc.	4,900	249,410
Fair, Isaac & Co., Inc.	14,400	527,472
Informatica Corp. (a)	403,400	4,998,126
		5,775,008
TOTAL INFORMATION TECHNOLOGY		86,773,124
MATERIALS - 4.9%
Metals & Mining - 4.9%
Allegheny Technologies, Inc. (d)	177,400	13,966,702
Titanium Metals Corp. (a)	250,100	7,372,948
		21,339,650
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	36,300	532,158
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	49,805	1,793,976
Crown Castle International Corp.	33,300	1,120,545
NII Holdings, Inc. (a)	20,791	1,352,039
SBA Communications Corp. Class A (a)	142,300	3,800,833
		8,067,393
TOTAL TELECOMMUNICATION SERVICES		8,599,551
UTILITIES - 1.8%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	31,900	1,372,657

	Shares	Value
Gas Utilities - 0.7%
Equitable Resources, Inc.	29,900	$ 1,211,548
Questar Corp.	20,600	1,678,488
		2,890,036
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	168,900	3,714,111
TOTAL UTILITIES		7,976,804
TOTAL COMMON STOCKS (Cost $397,729,851)		425,066,046
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 5.34% (b)	10,922,803	10,922,803
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	37,053,150	37,053,150
TOTAL MONEY MARKET FUNDS (Cost $47,975,953)		47,975,953
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $445,705,804)	473,041,999
NET OTHER ASSETS - (8.6)%	(37,525,226)
NET ASSETS - 100%	$ 435,516,773
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 350,828
Fidelity Securities Lending Cash Central Fund	50,252
Total	$ 401,080
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $447,962,361. Net unrealized appreciation aggregated $25,079,638, of which $47,353,929 related to appreciated investment securities and $22,274,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2006

1.809074.102

MCV-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.2%
Autoliv, Inc.	117,800	$ 6,699,286
Household Durables - 0.7%
Newell Rubbermaid, Inc.	135,700	3,905,446
Media - 0.9%
Liberty Media Holding Corp. - Capital Series A (a)	55,500	4,942,830
Multiline Retail - 4.2%
Dillard's, Inc. Class A	295,800	8,924,286
Family Dollar Stores, Inc.	212,100	6,246,345
JCPenney Co., Inc.	73,400	5,521,882
Nordstrom, Inc.	80,800	3,825,880
		24,518,393
Specialty Retail - 5.4%
AnnTaylor Stores Corp. (a)	206,400	9,085,728
Circuit City Stores, Inc.	101,200	2,730,376
OfficeMax, Inc.	208,300	9,910,914
Sherwin-Williams Co.	160,000	9,476,800
		31,203,818
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	3,932	219,563
Liz Claiborne, Inc.	92,500	3,900,725
		4,120,288
TOTAL CONSUMER DISCRETIONARY		75,390,061
CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 3.5%
BJ's Wholesale Club, Inc. (a)	119,300	3,417,945
Kroger Co.	451,300	10,149,737
Safeway, Inc.	233,600	6,858,496
		20,426,178
Food Products - 1.6%
Archer-Daniels-Midland Co.	65,300	2,514,050
Corn Products International, Inc.	188,400	6,818,196
		9,332,246
Household Products - 1.0%
Energizer Holdings, Inc. (a)	75,600	5,908,140
Tobacco - 1.0%
Loews Corp. - Carolina Group	28,000	1,618,960
UST, Inc.	71,600	3,834,896
		5,453,856
TOTAL CONSUMER STAPLES		41,120,420
ENERGY - 4.4%
Energy Equipment & Services - 0.5%
Superior Energy Services, Inc. (a)	93,400	2,923,420

	Shares	Value
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	41,500	$ 1,926,430
Overseas Shipholding Group, Inc.	31,200	1,951,560
Sunoco, Inc.	143,400	9,483,042
Tesoro Corp.	146,600	9,373,604
		22,734,636
TOTAL ENERGY		25,658,056
FINANCIALS - 31.9%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	221,600	11,412,400
Jefferies Group, Inc.	254,800	7,320,404
Mellon Financial Corp.	94,100	3,651,080
Raymond James Financial, Inc.	194,200	6,187,212
		28,571,096
Commercial Banks - 4.7%
City National Corp.	34,900	2,322,944
Colonial Bancgroup, Inc.	409,700	9,767,248
Compass Bancshares, Inc.	86,500	4,866,490
Cullen/Frost Bankers, Inc.	81,400	4,408,624
KeyCorp	161,200	5,986,968
		27,352,274
Insurance - 15.8%
ACE Ltd.	104,100	5,959,725
AMBAC Financial Group, Inc.	104,270	8,705,502
American Financial Group, Inc., Ohio	158,600	7,590,596
Assurant, Inc.	107,000	5,634,620
Cincinnati Financial Corp.	192,600	8,792,190
Genworth Financial, Inc. Class A (non-vtg.)	157,600	5,270,144
HCC Insurance Holdings, Inc.	263,300	8,862,678
Philadelphia Consolidated Holdings Corp. (a)	200,400	7,839,648
Reinsurance Group of America, Inc.	135,100	7,619,640
SAFECO Corp.	178,200	10,369,458
The Chubb Corp.	109,360	5,812,484
W.R. Berkley Corp.	243,850	8,988,311
		91,444,996
Real Estate Investment Trusts - 3.6%
AMB Property Corp. (SBI)	74,300	4,339,863
Equity Office Properties Trust	106,600	4,530,500
iStar Financial, Inc.	125,100	5,795,883
Taubman Centers, Inc.	128,900	6,045,410
		20,711,656
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	65,500	6,026,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Radian Group, Inc.	183,600	$ 9,785,880
The PMI Group, Inc.	12,100	516,065
		10,301,945
TOTAL FINANCIALS		184,407,967
HEALTH CARE - 3.8%
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	135,100	6,376,720
CIGNA Corp.	33,900	3,965,622
McKesson Corp.	77,700	3,891,993
		14,234,335
Health Care Technology - 1.1%
Emdeon Corp. (a)	241,200	2,809,980
IMS Health, Inc.	121,500	3,383,775
		6,193,755
Pharmaceuticals - 0.2%
King Pharmaceuticals, Inc. (a)(d)	73,300	1,226,309
TOTAL HEALTH CARE		21,654,399
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	50,800	3,457,448
Airlines - 0.6%
Southwest Airlines Co.	242,000	3,637,260
Commercial Services & Supplies - 0.4%
Manpower, Inc.	28,900	1,958,553
Machinery - 4.5%
AGCO Corp. (a)	92,500	2,474,375
Cummins, Inc. (d)	28,800	3,657,024
Manitowoc Co., Inc.	134,500	7,381,360
Parker Hannifin Corp.	31,100	2,600,893
Terex Corp. (a)	161,600	8,364,416
Timken Co.	56,800	1,706,840
		26,184,908
Road & Rail - 1.6%
CSX Corp.	232,900	8,307,543
Swift Transportation Co., Inc. (a)	41,200	1,036,180
		9,343,723
TOTAL INDUSTRIALS		44,581,892
INFORMATION TECHNOLOGY - 7.4%
Computers & Peripherals - 0.6%
Lexmark International, Inc. Class A (a)	54,800	3,484,732

	Shares	Value
Electronic Equipment & Instruments - 2.1%
AVX Corp.	381,400	$ 6,010,864
Vishay Intertechnology, Inc. (a)	448,700	6,052,963
		12,063,827
IT Services - 0.3%
Computer Sciences Corp. (a)	34,800	1,839,180
Office Electronics - 0.7%
Xerox Corp. (a)	242,400	4,120,800
Semiconductors & Semiconductor Equipment - 3.0%
Atmel Corp. (a)	1,438,500	8,271,375
LSI Logic Corp. (a)	277,800	2,791,890
Micron Technology, Inc. (a)	219,100	3,165,995
NVIDIA Corp. (a)	87,000	3,033,690
		17,262,950
Software - 0.7%
BMC Software, Inc. (a)	62,000	1,879,220
Sybase, Inc. (a)	72,600	1,767,810
		3,647,030
TOTAL INFORMATION TECHNOLOGY		42,418,519
MATERIALS - 6.7%
Chemicals - 3.4%
Airgas, Inc.	60,800	2,298,848
Albemarle Corp.	85,500	5,560,065
OM Group, Inc. (a)	102,200	5,825,400
Rohm & Haas Co.	86,300	4,472,066
Westlake Chemical Corp.	47,900	1,511,245
		19,667,624
Metals & Mining - 3.3%
Allegheny Technologies, Inc.	18,900	1,487,997
Carpenter Technology Corp.	50,000	5,349,500
Commercial Metals Co.	199,800	5,316,678
Phelps Dodge Corp.	21,000	2,107,980
Steel Dynamics, Inc.	80,700	4,850,877
		19,113,032
TOTAL MATERIALS		38,780,656
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
CenturyTel, Inc.	56,000	2,253,440
Qwest Communications International, Inc. (a)	932,300	8,045,749
		10,299,189
UTILITIES - 14.7%
Electric Utilities - 6.3%
Allegheny Energy, Inc. (a)	191,200	8,227,336
DPL, Inc. (d)	206,000	5,916,320
Edison International	227,600	10,114,544
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.	109,200	$ 2,775,864
PPL Corp.	279,700	9,655,244
		36,689,308
Gas Utilities - 1.9%
Questar Corp.	86,400	7,039,872
UGI Corp.	143,700	3,808,050
		10,847,922
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	405,000	8,905,950
TXU Corp.	125,200	7,903,876
		16,809,826
Multi-Utilities - 3.6%
CMS Energy Corp. (a)	155,800	2,319,862
MDU Resources Group, Inc.	140,950	3,619,596
OGE Energy Corp.	145,900	5,628,822
PG&E Corp.	104,900	4,525,386
Wisconsin Energy Corp.	98,300	4,515,902
		20,609,568
TOTAL UTILITIES		84,956,624
TOTAL COMMON STOCKS (Cost $513,576,445)		569,267,783
Investment Companies - 0.9%

iShares Russell Midcap Value Index Fund (Cost $4,838,237)	34,200	4,841,010
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b)	9,077,292	$ 9,077,292
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	9,576,625	9,576,625
TOTAL MONEY MARKET FUNDS (Cost $18,653,917)		18,653,917
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $537,068,599)	592,762,710
NET OTHER ASSETS - (2.7)%	(15,450,877)
NET ASSETS - 100%	$ 577,311,833
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182,684
Fidelity Securities Lending Cash Central Fund	12,565
Total	$ 195,249
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $537,521,575. Net unrealized appreciation aggregated $55,241,135, of which $61,035,890 related to appreciated investment securities and $5,794,755 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2006

1.809079.102

SFB-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Alabama - 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 1,880,000	$ 1,948,394
Arizona - 1.5%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,344,056
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	770,348
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,063,500
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (American Cap. Access Corp. Insured)	1,335,000	1,440,318
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,366,932
		6,985,154
Arkansas - 0.3%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,141,381
California - 13.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,055,000	2,206,906
5.5% 5/1/15 (AMBAC Insured)	600,000	660,360
6% 5/1/14 (MBIA Insured)	1,500,000	1,691,940
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	1,000,000	1,097,520
Series A:
5% 7/1/15 (MBIA Insured)	1,000,000	1,094,360
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,761,008
5.25% 7/1/14 (FGIC Insured)	400,000	444,392
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,056,210
5% 12/1/11 (MBIA Insured)	2,000,000	2,140,320
5% 3/1/15	1,000,000	1,089,400
5% 12/1/31 (MBIA Insured)	1,000,000	1,052,760
5.125% 11/1/24	400,000	425,464
5.25% 2/1/14	1,000,000	1,095,460
5.25% 2/1/15	1,240,000	1,358,370
5.25% 2/1/16	500,000	547,415
5.25% 4/1/27	275,000	295,573
5.25% 2/1/28	500,000	533,550
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 1,200,000	$ 1,269,180
5.25% 12/1/33	3,300,000	3,536,049
5.25% 4/1/34	1,300,000	1,390,376
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	539,600
5.5% 4/1/30	1,870,000	2,058,365
5.5% 11/1/33	2,300,000	2,517,488
5.625% 5/1/20	40,000	42,950
6.6% 2/1/09	150,000	159,977
6.6% 2/1/10	2,215,000	2,415,901
6.75% 8/1/10	500,000	554,490
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,328,005
California Pub. Works Board Lease Rev.:
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,223,600
Series 2005 A, 5.25% 6/1/30	1,200,000	1,283,688
Series 2005 H, 5% 6/1/18	1,000,000	1,074,230
Series 2005 K, 5% 11/1/16	1,300,000	1,412,749
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,092,070
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,000,000	1,023,770
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	300,000	300,441
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	1,000,000	993,440
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	205,514
5% 1/15/16 (MBIA Insured)	200,000	210,850
5.75% 1/15/40	300,000	312,273
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,000,000	1,146,420
Series A, 5% 6/1/45	5,200,000	5,361,707
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	520,225
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,590,135
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,306,410
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/09 (AMBAC Insured)	1,000,000	1,041,370
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	$ 1,000,000	$ 1,053,550
Sacramento County Sanitation District Fing. Auth. Rev. 5% 12/1/35 (AMBAC Insured)	1,100,000	1,163,580
San Diego Unified School District:
(Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,186,160
Series F, 5% 7/1/29 (FSA Insured)	300,000	317,379
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	1,000,000	1,047,250
		61,230,200
Colorado - 1.7%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,869,158
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	1,000,000	510,720
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,932,318
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (d)	1,005,000	508,671
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (d)	1,000,000	637,540
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,090,240
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,082,631
		7,631,278
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,712,893
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	802,230
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	212,788
		2,727,911
Municipal Bonds - continued
	Principal Amount	Value
Florida - 3.0%
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	$ 100,000	$ 105,591
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/16	800,000	848,304
3.95%, tender 9/1/12 (c)	1,500,000	1,499,940
5%, tender 11/16/09 (c)	1,000,000	1,032,640
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	3,000,000	2,996,370
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,786,853
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,732,352
Miami-Dade County School District 5% 2/15/14 (MBIA Insured) (b)	1,100,000	1,183,809
Palm Beach County School Board Ctfs. of Prtn. Series C, 5% 8/1/27 (FSA Insured)	1,000,000	1,040,390
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	217,254
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,000,000	1,022,390
		13,465,893
Georgia - 1.7%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,789,182
5% 11/1/43 (FSA Insured)	1,280,000	1,342,720
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,628,145
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (d)	4,120,000	2,189,862
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	1,595,000	847,774
		7,797,683
Illinois - 11.3%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000,000	3,254,490
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (MBIA Insured)	1,000,000	1,094,340
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	364,930
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	$ 1,040,000	$ 1,081,798
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,200,000	1,285,596
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,057,550
5.25% 1/1/33 (MBIA Insured)	490,000	515,465
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (d)	10,000	10,746
Chicago Motor Fuel Tax Rev.:
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,080,220
6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,053,060
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (Pre-Refunded to 3/1/13 @ 100) (d)	3,000,000	3,277,740
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured) (b)	1,000,000	1,080,310
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (d)	1,495,000	1,601,295
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	500,000	526,285
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,497,104
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,125,520
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (d)	1,700,000	813,025
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,104,050
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (d)	100,000	103,892
(Northwestern Univ. Proj.) 5% 12/1/38	500,000	522,075
Illinois Gen. Oblig.:
First Series, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,615,905
Series 2006, 5.5% 1/1/31	1,000,000	1,218,560
5.5% 4/1/17 (MBIA Insured)	400,000	422,728
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,052,560
5.6% 4/1/21 (MBIA Insured)	400,000	423,080
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,962,386
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	$ 1,200,000	$ 1,290,840
5% 6/15/30 (FSA Insured)	3,000,000	3,171,870
6% 6/15/20	300,000	323,037
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	1,500,000	1,591,965
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	666,633
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,311,840
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (d)	1,000,000	1,090,680
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/17 (AMBAC Insured)	1,000,000	632,500
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,113,340
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,534,778
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,741,518
0% 6/15/16 (FGIC Insured)	1,000,000	680,690
0% 12/15/16 (MBIA Insured)	1,935,000	1,289,794
		51,584,195
Indiana - 4.6%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,323,241
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (d)	685,000	747,541
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (FGIC Insured)	1,225,000	1,319,791
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (d)	1,075,000	1,165,913
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,076,510
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,872,795
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,206,784
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	$ 1,000,000	$ 646,260
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,136,082
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,772,218
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,212,790
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,000,000	1,084,140
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	500,000	510,470
4.9%, tender 6/1/07 (c)	1,000,000	1,003,690
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,000,000	1,085,870
		21,164,095
Iowa - 0.7%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (d)	2,800,000	2,984,408
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,008,840
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	703,027
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	232,450
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	560,737
5.25% 7/1/15	200,000	218,138
		2,723,192
Kentucky - 0.3%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	786,278
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	542,990
		1,329,268
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.3%
Louisiana Military Dept. 5% 8/1/12	$ 575,000	$ 601,513
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	865,202
		1,466,715
Maine - 0.9%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	2,725,000	2,954,881
5.25% 7/1/30 (FSA Insured)	1,000,000	1,081,040
		4,035,921
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,162,520
Massachusetts - 4.3%
Massachusetts Bay Trans. Auth. Series A:
5% 7/1/31 (Pre-Refunded to 7/1/15 @ 100) (d)	1,000,000	1,097,870
7% 3/1/09	1,000,000	1,076,590
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	2,610,000	2,722,204
Series 2000 A, 5.75% 6/15/13	1,000,000	1,080,340
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	1,100,000	1,199,836
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (d)	1,500,000	1,641,960
Series 2005 C, 5.25% 9/1/23 (Pre-Refunded to 9/1/15 @ 100) (d)	1,400,000	1,565,438
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	1,100,000	1,203,103
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (d)	200,000	202,130
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	3,000,000	3,210,990
5% 8/15/30 (FSA Insured)	2,500,000	2,651,150
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,186,044
		19,837,655
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 1.9%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (d)	$ 20,000	$ 21,381
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (d)	375,000	394,451
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (d)	150,000	161,535
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,110,000
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,491,687
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,205,424
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (d)	1,200,000	463,764
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,065,990
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,676,981
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (d)	160,000	167,342
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,070,670
		8,829,225
Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,052,520
North St. Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured) (b)	1,300,000	1,423,188
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	733,824
		3,209,532
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,070,990
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	540,720
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	810,602
		2,422,312
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	$ 700,000	$ 717,430
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,058,950
		1,776,380
Nebraska - 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	413,679
Nevada - 0.9%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,058,650
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	250,000	268,678
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,073,960
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	540,410
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,047,950
		3,989,648
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,086,760
New Jersey - 2.4%
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	600,000	640,800
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,092,180
5.25% 3/1/23	1,000,000	1,084,050
5.25% 3/1/25	800,000	864,896
5.25% 3/1/26	600,000	648,228
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	533,420
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	457,928
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	1,080,000	1,080,702
6.125% 6/1/24	1,700,000	1,844,517
6.125% 6/1/42	700,000	761,495
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Tobacco Settlement Fing. Corp.: - continued
6.375% 6/1/32	$ 1,430,000	$ 1,595,723
6.75% 6/1/39	500,000	571,660
		11,175,599
New York - 11.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	670,068
5.75% 5/1/21 (FSA Insured)	500,000	549,500
Series 2004, 5.75% 5/1/24 (FSA Insured)	2,225,000	2,508,754
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (d)	25,000	26,624
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (d)	10,000	10,822
Metropolitan Trans. Auth. Rev.:
Series A, 5.75% 11/15/32	1,700,000	1,873,366
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	215,726
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (d)	35,000	38,000
New York City Gen. Oblig.:
Series 2005 C, 5% 8/1/11	1,000,000	1,057,380
Series 2005 G:
5% 8/1/15	2,800,000	3,041,332
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,200,740
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	125,000	138,583
Series J, 5.5% 6/1/19	1,000,000	1,096,870
Subseries 2005 F1, 5.25% 9/1/14	700,000	768,628
New York City Indl. Dev. Agcy. Rev. (Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,079,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	210,900
Series E, 5% 6/15/34	1,200,000	1,253,496
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,093,970
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/16	2,000,000	2,063,020
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	$ 1,000,000	$ 1,056,320
New York State Pwr. Auth. Elec. Sys. Rev.:
Series C, 5% 9/1/35	1,000,000	1,057,210
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,068,210
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,096,060
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	332,157
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,057,140
Series A:
5.5% 11/1/26 (a)	1,000,000	1,081,870
5.75% 2/15/16	5,000	5,392
6% 11/1/28 (a)	3,000,000	3,310,590
Series B:
5% 8/1/32	4,200,000	4,407,900
5.25% 2/1/29 (a)	1,600,000	1,697,792
Sales Tax Asset Receivables Corp. Series A:
5% 10/15/32 (AMBAC Insured)	2,000,000	2,121,020
5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,089,360
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	970,000	1,041,887
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	1,000,000	1,098,090
Series A1:
5.5% 6/1/14	700,000	732,795
5.5% 6/1/15	500,000	530,400
5.5% 6/1/16	1,800,000	1,909,440
5.5% 6/1/17	500,000	537,130
Series C1:
5.5% 6/1/14	300,000	314,055
5.5% 6/1/15	1,085,000	1,150,968
5.5% 6/1/17	700,000	751,982
5.5% 6/1/18	1,100,000	1,195,469
5.5% 6/1/21	4,060,000	4,440,950
5.5% 6/1/22	1,100,000	1,201,211
		54,182,477
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	$ 1,800,000	$ 1,962,972
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,205,183
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,043,330
5.125% 7/1/42	1,600,000	1,680,976
5.25% 7/1/42	500,000	529,895
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	636,036
Series B, 6.125% 1/1/09	130,000	136,152
Series D, 5.375% 1/1/10	550,000	574,211
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	752,933
		8,521,688
North Dakota - 0.3%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21 (b)	1,065,000	1,123,458
Ohio - 0.3%
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	38,332
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (d)	1,260,000	1,382,636
		1,420,968
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,117,040
Oregon - 0.6%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	1,500,000	1,632,735
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,152,320
		2,785,055
Pennsylvania - 2.0%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,347,132
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,074,160
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,098,080
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	$ 500,000	$ 651,320
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,097,220
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,022,330
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,055,760
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	464,414
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,394,575
		9,204,991
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,466,206
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,588,470
		3,054,676
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,082,960
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,526,889
		2,609,849
South Carolina - 1.6%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,967,622
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,720,239
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,210,923
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	490,640
		7,389,424
Tennessee - 2.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,069,670
5% 12/15/15	2,525,000	2,728,212
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	$ 2,125,000	$ 2,367,866
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,573,023
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.) 6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (d)	370,000	425,722
		9,164,493
Texas - 16.8%
Abilene Independent School District 5% 2/15/13	2,145,000	2,304,931
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,133,060
Austin Independent School District 5.25% 8/1/14	1,000,000	1,101,360
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/19 (FSA Insured)	215,000	231,712
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (d)	1,425,000	1,550,813
Boerne Independent School District 5.25% 2/1/35	1,200,000	1,280,724
Comal Independent School District 0% 2/1/16	2,235,000	1,545,570
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,219,680
Crowley Independent School District 5.25% 8/1/33	500,000	543,680
Cypress-Fairbanks Independent School District 5.25% 2/15/27	1,000,000	1,079,550
Denton County Lewisville Independent School District 5.25% 8/15/27	1,000,000	1,047,720
Denton Independent School District 5% 8/15/33 (b)	1,100,000	1,141,844
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,139,514
Garland Independent School District 5.5% 2/15/19	515,000	544,201
Grand Prairie Independent School District 3.05%, tender 7/31/07 (Liquidity Facility Dexia Cr. Local de France) (c)	4,000,000	3,981,240
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,200,000	1,265,472
0% 10/1/13 (MBIA Insured)	2,000,000	1,535,600
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	1,375,000	1,488,149
5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (d)	1,235,000	1,369,726
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (d)	$ 1,535,000	$ 1,678,031
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,596,870
5.5% 7/1/30 (FSA Insured)	600,000	635,574
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (d)	600,000	640,344
Lewisville Independent School District 0% 8/15/18	1,025,000	631,718
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,362,791
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	1,000,000	1,092,430
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,413,256
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,794,969
McAllen Independent School District:
5% 2/15/15	2,000,000	2,175,000
5% 2/15/16	2,610,000	2,826,787
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,212,120
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (d)	275,000	294,918
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)	500,000	500,000
New Braunfels Independent School District 6% 2/1/09	725,000	762,628
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,309,875
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,245,188
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	806,985
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,097,475
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (d)	200,000	214,418
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,120,000	3,282,302
San Antonio Elec. & Gas Sys. Rev.:
3.55%, tender 12/1/07 (c)	1,000,000	999,350
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (d)	3,000,000	3,246,300
San Marcos Consolidated Independent School District:
5% 8/1/13	1,090,000	1,175,184
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Marcos Consolidated Independent School District: - continued
5.125% 8/1/29 (Pre-Refunded to 8/1/14 @ 100) (d)	$ 1,100,000	$ 1,206,986
Socorro Independent School District:
5.375% 8/15/18	60,000	64,447
5.375% 8/15/18 (Pre-Refunded to 8/15/11 @ 100) (d)	940,000	1,014,382
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20 (Pre-Refunded to 11/15/08 @ 101) (d)	500,000	522,095
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,655,316
0% 9/1/16 (Escrowed to Maturity) (d)	15,000	10,154
0% 9/1/16 (MBIA Insured)	2,615,000	1,765,047
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (d)	150,000	158,834
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,132,440
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	2,023,838
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,341,902
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,055,930
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,080,900
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	104,983
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	175,000	191,814
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	559,275
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,262,873
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,359
Willis Independent School District 5% 2/15/13	1,040,000	1,117,542
		76,773,176
Municipal Bonds - continued
	Principal Amount	Value
Utah - 1.0%
Salt Lake City School District Series B, 5% 3/1/13	$ 1,135,000	$ 1,224,813
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,353,084
		4,577,897
Vermont - 0.6%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,320,384
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	327,612
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	216,076
(Middlebury College Proj. Series A, 5% 10/31/46	1,000,000	1,053,060
		2,917,132
Washington - 3.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/28 (MBIA Insured)	1,200,000	457,428
0% 6/1/29 (MBIA Insured)	1,000,000	363,720
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,713,906
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,087,810
Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,230,740
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,168,978
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (d)	1,000,000	1,064,760
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,065,180
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	530,800
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,889,405
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,121,050
5.4% 7/1/12 (FSA Insured)	1,000,000	1,086,590
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,080,250
		16,860,617
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.3%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	$ 605,000	$ 654,187
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,094,170
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	523,630
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,077,550
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,079,730
6.25% 8/15/22	500,000	557,600
Series A, 5.375% 2/15/34	1,000,000	1,060,280
		6,047,147
Wyoming - 0.4%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	1,800,000	2,037,096
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $442,310,039)	452,906,182
NET OTHER ASSETS - 0.9%	4,239,042
NET ASSETS - 100%	$ 457,145,224
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,139,514 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $442,311,134. Net unrealized appreciation aggregated $10,595,048, of which $11,082,407 related to appreciated investment securities and $487,359 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

October 31, 2006

1.809082.102

UIF-QTLY-1206

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Media - 7.6%
Comcast Corp. Class A (d)	3,109,400	$ 126,459
INDUSTRIALS - 0.1%
Machinery - 0.1%
Basin Water, Inc. (d)	283,213	2,362
MATERIALS - 0.4%
Chemicals - 0.4%
Zoltek Companies, Inc. (a)(d)	248,200	6,222
TELECOMMUNICATION SERVICES - 43.1%
Diversified Telecommunication Services - 33.2%
AT&T, Inc. (d)	5,951,483	203,840
BellSouth Corp.	2,748,800	123,971
Level 3 Communications, Inc. (a)	3,864,400	20,443
NeuStar, Inc. Class A (a)	74,600	2,180
Qwest Communications International, Inc. (a)	3,790,600	32,713
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	393,000	7,836
Verizon Communications, Inc.	4,338,705	160,532
Windstream Corp.	40,020	549
		552,064
Wireless Telecommunication Services - 9.9%
ALLTEL Corp.	645,300	34,401
Dobson Communications Corp. Class A	662,500	5,141
Leap Wireless International, Inc. (a)	159,900	8,868
NII Holdings, Inc. (a)(d)	312,100	20,296
Sprint Nextel Corp. (d)	4,776,901	89,280
Telephone & Data Systems, Inc.	116,100	5,671
		163,657
TOTAL TELECOMMUNICATION SERVICES		715,721
UTILITIES - 44.6%
Electric Utilities - 21.6%
Allegheny Energy, Inc. (a)	332,600	14,312
American Electric Power Co., Inc.	797,800	33,053
DPL, Inc.	748,700	21,503
Edison International	501,000	22,264
Entergy Corp.	478,500	41,070
Exelon Corp.	1,198,100	74,258
FirstEnergy Corp.	555,600	32,697
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	1,273,800	$ 64,964
Northeast Utilities	304,500	7,616
PPL Corp.	807,600	27,878
Progress Energy, Inc.	273,100	12,563
Sierra Pacific Resources	431,700	6,545
		358,723
Gas Utilities - 1.6%
AGL Resources, Inc.	157,900	5,921
Energen Corp.	81,600	3,494
ONEOK, Inc.	139,200	5,795
Questar Corp.	101,100	8,238
Southern Union Co.	99,800	2,762
		26,210
Independent Power Producers & Energy Traders - 9.8%
AES Corp. (a)	3,414,784	75,091
Constellation Energy Group, Inc.	316,600	19,756
Mirant Corp. (a)	45,173	1,336
NRG Energy, Inc.	238,700	11,493
TXU Corp.	858,500	54,197
		161,873
Multi-Utilities - 10.8%
Alliant Energy Corp.	153,900	5,902
CenterPoint Energy, Inc.	790,400	12,235
CMS Energy Corp. (a)	1,378,700	20,529
DTE Energy Co.	243,900	11,080
Duke Energy Corp.	2,066,292	65,377
Public Service Enterprise Group, Inc.	362,900	22,155
Sempra Energy	370,600	19,657
Suez SA (France)	244,200	10,928
Wisconsin Energy Corp.	264,600	12,156
		180,019
Water Utilities - 0.8%
Aqua America, Inc.	535,300	12,981
TOTAL UTILITIES		739,806
TOTAL COMMON STOCKS (Cost $1,445,201)		1,590,570
Money Market Funds - 13.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.34% (b)	85,861,446	$ 85,861
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	134,227,975	134,228
TOTAL MONEY MARKET FUNDS (Cost $220,089)		220,089
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $1,665,290)		1,810,659
NET OTHER ASSETS - (9.1)%		(150,300)
NET ASSETS - 100%		$ 1,660,359
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,264
Fidelity Securities Lending Cash Central Fund	200
Total	$ 2,464
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,691,738,000. Net unrealized appreciation aggregated $118,921,000, of which $187,404,000 related to appreciated investment securities and $68,483,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006